Equity - Summary of Movement of Number of Shares and Share Capital (Detail) ₨ in Thousands, $ in Millions		12 Months Ended
		Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 INR (₨) shares	Mar. 31, 2018 INR (₨) shares
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)		2,887,348,694	2,887,348,694	2,887,348,428
Shares issued				266
Allotment of shares held in abeyance		1,793	1,793
Shares at the end (in shares)		3,088,973,894	3,088,973,894	2,887,348,694
Shares at the beginning | ₨			₨ 5,775,200	₨ 5,775,200
Shares issued | ₨	[1]			0
Allotment of shares held in abeyance | ₨			0
Shares at the end		$ 81.7	₨ 6,178,400	₨ 5,775,200
Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued		201,623,407	201,623,407	0
Shares issued | ₨			₨ 403,200
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)		508,502,371	508,502,371	508,502,291
Shares issued				80
Allotment of shares held in abeyance		525	525
Shares at the end (in shares)		508,502,896	508,502,896	508,502,371
Shares at the beginning | ₨			₨ 1,017,000	₨ 1,017,000
Shares issued | ₨	[1]			0
Allotment of shares held in abeyance | ₨			0
Shares at the end		$ 13.4	₨ 1,017,000	₨ 1,017,000
'A' Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued		0	0	0
Shares issued | ₨			₨ 0

[1]	less than Rs. 50,000